SUBSEQUENT EVENT (Details)	Feb. 06, 2024 shares	Dec. 05, 2023 $ / shares shares	Nov. 14, 2023 € / shares
Disclosure of non-adjusting events after reporting period [line items]
Buy out offer, cash consideration per share | € / shares			€ 3.50
Vanstar Acquisition
Disclosure of non-adjusting events after reporting period [line items]
Business combination, consideration transferred, equity interests issued and issuable, entity Shares issued per acquiree share (in shares)		0.2008
Cash paid per acquiree share (in cad per share) | $ / shares		$ 0.69
Business acquisition, number of common shares issued (in shares)	12,000,000